Other investments (Tables)	12 Months Ended
Mar. 31, 2026
Other investments.
Schedule of other investments Included within non-current assets

	2026 €m	2025 € m

Included within non-current assets

Equity securities 1	1,084	1,279

Bonds and debt securities 2,5	1,003	1,874

	2,087	3,153

Schedule of current other investments Included within current assets

	2026 €m	2025 € m

Included within non-current assets

Equity securities 1	1,084	1,279

Bonds and debt securities 2,5	1,003	1,874

	2,087	3,153

Included within current assets

Short-term investments:

Bonds and debt securities 3	217	2,139

Managed investment funds 1	3,214	3,141

	3,431	5,280

Collateral assets 4	1,169	1,010

Other investments 5	2,170	1,134

	6,770	7,424
Notes:

1.
Items measured at a fair value include,
€
1,044 million (2025:
€
306 million) of equity securities with a valuation basis of level 1 classification, which comprises financial instruments where fair value is determined by unadjusted quoted prices in active markets for identical instruments.
€
nil (2025:
€
937 million) of equity securities have a valuation basis level 3 classification, due to some of the inputs to the valuation model being unobservable inputs. The remaining items are measured at fair value and the basis is level 2 classification, which comprises items where fair value is determined from inputs other than quoted prices that are observable for the instruments, either directly or indirectly.

2.
Includes
€
915 million (2025:
€
913 million) of
non-current
investments in sovereign securities measured at amortised cost and a fair value of
€
899 million (2025:
€
909 million) with a valuation basis of level 1 classification. The fair value of the remaining balance approximates the carrying value measured at amortised cost.

3.	Includes items measured at fair value and the valuation basis is level 1 classification.

4.	Items are measured at amortised cost and the carrying amount approximates fair value.

5.
Includes
€
862 million (2025:
€
864 million) of items measured at amortised cost with a fair value of
€
769 million (2025:
€
788 million) based on a level 2 classification, together with investments measured at a fair value of
€
317 million (2025:
€
365 million) with a valuation basis of level 1 classification and
€
13 million (2025: nil) with a valuation basis of level 3. The remaining items are measured at amortised cost and the carrying amount approximates fair value.